CONDENSED FINANCIAL INFORMATION OF THE CORPORATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

NOTE 15 – CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

The following tables present the condensed balance sheets, statements of income, comprehensive income, and cash flows of the Corporation as of December 31, 2012 and 2011 (dollars in thousands, except per share amounts):

CONDENSED BALANCE SHEETS
	As of December 31,
	2012	2011
Cash	$61	$443
Investment in bank subsidiary - at equity	100,999	109,149
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,917	1,972
Cash surrender value - life insurance	4,395	3,950
Total assets	$117,443	$115,585
Liabilities
Accrued liabilities	1,686	1,559
Dividends payable	1,917	1,972
Total liabilities	3,603	3,531
Shareholders’ equity
Common stock - $10 par value, 8,000,000 shares authorized;
5,180,000 and 5,330,000 shares issued and outstanding,
as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	56,710	55,546
Accumulated other comprehensive income	5,330	3,208
Total shareholders' equity	113,840	112,054
Total liabilities and shareholders' equity	$117,443	$115,585

CONDENSED STATEMENTS OF INCOME
	Years ended December 31,
	2012	2011
Operating income
Dividends from bank subsidiary	$7,289	$6,974
Other dividend income	18	15
Interest income	-	-
Other	135	130
Operating expenses	(218)	(199)
Income before equity in undistributed net
income of bank subsidiary	7,224	6,920
Equity in undistributed net income of bank subsidiary	384	76
Net Income	$7,608	$6,966

CONDENSED STATEMENT OF COMPREHENSIVE INCOME
	Year Ended December 31,
	2012	2011	2010
Net Income for common shareholders	$7,608	$6,996	$7,243

Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities,
net of taxes of $1,204,$2,960, and ($352)	1,923	4,728	(561)

Reclassification adjustment for realized (gains) losses included in net income,
net of taxes of ($883), ($561), and ($621), respectively	(1,411)	(897)	(992)

Change in unfunded portion of postretirement benefit obligations,
net of tax of $1,008, $1,214 and $43, respectively	1,610	1,940	68

Other Comprehensive Income (Loss)	2,122	5,771	(1,485)

Total Comprehensive Income	$9,730	$12,767	$5,758

CONDENSED STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2012	2011
Operating activities
Net income for the year	$7,608	$6,996
Adjustments to reconcile net income to net cash
provided by operating activities
Equity in undistributed net income of bank subsidiary	(384)	(76)
Increase in cash surrender value of life insurance contracts	(135)	(130)
Increase/Decrease in other assets	56	(1,972)
Increase/Decrease in payables	127	126
Total adjustments	(336)	(2,052)
Net cash provided by operating activities	7,272	4,944
Investing activities
Purchase of single premium life insurance policy	(310)	-
Net cash used by investing activities	(310)	-
Financing activities
Payment to repurchase common stock	(3,400)	(3,011)
Cash dividends paid	(3,944)	(1,991)
Net cash used by financing activities	(7,344)	(5,002)
Increase (decrease) in cash	(382)	(58)
Cash at beginning of year	443	501
Cash at end of year	$61	$443